Financial Instruments and Risk Management (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Changes in the fair value of the net written put option	$ 35	$ 135
Currency translation adjustments included in financial income	(15)	9
Carrying Amount [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt	788	1,296
Net written put option	554	497
Total liabilities	1,342	1,793
Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt	704	1,271
Net written put option	554	497
Total liabilities	1,258	1,768
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt
Net written put option
Total liabilities
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt	704	1,271
Net written put option
Total liabilities	704	1,271
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt
Net written put option	554	497
Total liabilities	$ 554	$ 497